THE COVERED BRIDGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 95.7%
	AEROSPACE & DEFENSE - 4.3%
15,000	Huntington Ingalls Industries, Inc. (e)	$ 2,801,100
22,000	Raytheon Technologies Corporation (e)	1,893,320
		4,694,420
	BANKING - 7.4%
13,000	Bank of America Corporation (e)	578,370
40,000	Citigroup, Inc. (e)	2,415,600
18,000	JPMorgan Chase & Company (d),(e)	2,850,300
20,000	Truist Financial Corporation (e)	1,171,000
20,000	US Bancorp (e)	1,123,400
		8,138,670
	BEVERAGES - 5.7%
55,000	Anheuser-Busch InBev S.A./NV ADR (e)	3,330,250
50,000	Coca-Cola Company (d),(e)	2,960,500
		6,290,750
	BIOTECH & PHARMA - 13.1%
5,000	AbbVie, Inc. (e)	677,000
10,000	Amgen, Inc. (e)	2,249,700
62,000	Bristol-Myers Squibb Company (e)	3,865,700
25,000	Gilead Sciences, Inc. (d)	1,815,250
40,000	GlaxoSmithKline plc ADR (e)	1,764,000
9,000	Johnson & Johnson (e)	1,539,630
23,000	Merck & Company, Inc. (e)	1,762,720
12,500	Pfizer, Inc. (d),(e)	738,125
		14,412,125
	CHEMICALS - 1.1%
17,000	CF Industries Holdings, Inc. (e)	1,203,260

	DIVERSIFIED INDUSTRIALS - 2.1%
13,000	3M Company (e)	2,309,190

	ELECTRIC UTILITIES - 6.4%
45,000	CenterPoint Energy, Inc. (d),(e)	1,255,950
38,000	Dominion Energy, Inc. (d),(e)	2,985,280
20,000	Duke Energy Corporation (d),(e)	2,098,000

THE COVERED BRIDGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 95.7% (Continued)
	ELECTRIC UTILITIES - 6.4% (Continued)
10,000	Xcel Energy, Inc. (e)	$ 677,000
		7,016,230
	FOOD - 5.6%
60,000	Conagra Brands, Inc. (e)	2,049,000
70,000	Kraft Heinz Company (e)	2,513,000
18,000	Tyson Foods, Inc., Class A (e)	1,568,880
		6,130,880
	HEALTH CARE REIT - 1.3%
40,000	Healthpeak Properties, Inc. (e)	1,443,600

	HOME & OFFICE PRODUCTS - 3.7%
55,000	Leggett & Platt, Inc.	2,263,800
80,000	Newell Brands, Inc. (e)	1,747,200
		4,011,000
	HOUSEHOLD PRODUCTS - 0.5%
3,500	Procter & Gamble Company (e)	572,530

	LEISURE PRODUCTS - 0.8%
9,000	Hasbro, Inc. (d),(e)	916,020

	MEDICAL EQUIPMENT & DEVICES - 2.4%
25,000	Medtronic plc (e)	2,586,250

	METALS & MINING - 4.4%
80,000	Barrick Gold Corporation (e)	1,520,000
80,000	Kirkland Lake Gold Ltd. (d),(e)	3,356,000
		4,876,000
	OIL & GAS PRODUCERS - 10.1%
60,000	BP plc ADR (e)	1,597,800
36,000	Chesapeake Energy Corporation (e)	2,322,720
26,000	Chevron Corporation (e)	3,051,100
40,000	Marathon Petroleum Corporation (e)	2,559,600
21,000	Valero Energy Corporation (e)	1,577,310
		11,108,530

THE COVERED BRIDGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 95.7% (Continued)
	RETAIL - CONSUMER STAPLES - 2.1%
16,000	Walmart, Inc. (e)	$ 2,315,040

	SEMICONDUCTORS - 6.4%
80,000	Intel Corporation (d)	4,120,000
16,000	QUALCOMM, Inc. (e)	2,925,920
		7,045,920
	TECHNOLOGY HARDWARE - 1.4%
25,000	Cisco Systems, Inc. (d),(e)	1,584,250

	TECHNOLOGY SERVICES - 3.0%
24,000	International Business Machines Corporation (d),(e)	3,207,840
5,800	Kyndryl Holdings, Inc. (a)	104,980
		3,312,820
	TELECOMMUNICATIONS - 6.7%
170,000	AT&T, Inc. (e)	4,182,000
61,000	Verizon Communications, Inc. (d),(e)	3,169,560
		7,351,560
	TIMBER REIT - 2.5%
28,000	Rayonier, Inc. (e)	1,130,080
40,000	Weyerhaeuser Company (d),(e)	1,647,200
		2,777,280
	TOBACCO & CANNABIS - 0.9%
22,000	Altria Group, Inc. (e)	1,042,580

	TRANSPORTATION & LOGISTICS - 1.2%
6,000	United Parcel Service, Inc., Class B (e)	1,286,040

	WHOLESALE - CONSUMER STAPLES - 2.6%
18,000	Archer-Daniels-Midland Company (e)	1,216,620
18,000	Bunge Ltd. (d),(e)	1,680,480
		2,897,100

	TOTAL COMMON STOCKS (Cost $105,977,998)	105,322,045

THE COVERED BRIDGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares					Fair Value
	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
523,839	JPMorgan US Treasury Plus Money Market Fund, Class L, 0.01% (b)				$ 523,839
	TOTAL SHORT-TERM INVESTMENT (Cost $523,839)

Contracts(c)
	EQUITY OPTIONS PURCHASED(a) - 0.8%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.8%
1,500	AT&T, Inc.	January 2022	$ 28	$ 3,690,000	$ 1,500
1,500	AT&T, Inc.	April 2022	24	3,690,000	192,000
150	Clorox Company	January 2022	170	2,615,400	88,650
150	Exxon Mobil Corporation	January 2022	58	917,850	60,750
800	General Electric Company	January 2022	13	7,557,600	800
1,000	Nokia OYJ	January 2022	4	622,000	221,000
100	Tyson Foods, Inc.	January 2022	73	871,600	146,700
400	Wells Fargo & Company	January 2022	45	1,919,200	138,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $814,593)				849,400

	PUT OPTIONS PURCHASED - 0.0%
1,000	SPDR S&P 500 ETF Trust	January 2022	$ 400	$ 47,496,000	$ 27,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $725,377)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $1,539,970)				876,400(f)

	TOTAL INVESTMENTS - 97.0% (Cost $108,041,807)				$ 106,722,284
	CALL OPTIONS WRITTEN - (1.0)% (Proceeds - $1,061,878)				(1,170,580)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%				4,430,596
	NET ASSETS - 100.0%				$ 109,982,300

	WRITTEN EQUITY OPTIONS (a) - (1.0)%
	CALL OPTIONS WRITTEN - (1.0)%
65	3M Company	January 2022	$ 180	$ 1,154,595	$ 12,675
50	AbbVie, Inc.	January 2022	130	677,000	29,700
100	Altria Group, Inc.	January 2022	48	473,900	6,700
25	Amgen, Inc.	January 2022	220	562,425	19,450
25	Amgen, Inc.	January 2022	225	562,425	10,650
200	Anheuser-Busch InBev S.A./NV	January 2022	60	1,211,000	29,400
90	Archer-Daniels-Midland Company	January 2022	68	608,310	10,350
400	AT&T, Inc.	January 2022	24	984,000	29,600
65	Bank of America Corporation	January 2022	45	289,185	5,655
200	Barrick Gold Corporation	January 2022	19	380,000	10,400
200	BP plc	January 2022	27	532,600	9,600

THE COVERED BRIDGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Contracts(c) (continued)
	WRITTEN EQUITY OPTIONS - (1.0)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN - (1.0)% (Continued)
300	Bristol-Myers Squibb Company	January 2022	$ 63	$ 1,870,500	$ 26,700
45	Bunge Ltd.	January 2022	90	420,120	19,350
150	CenterPoint Energy, Inc.	January 2022	28	418,650	6,750
70	CF Industries Holdings, Inc.	January 2022	68	495,460	28,560
90	Chesapeake Energy Corporation	January 2022	60	580,680	40,050
90	Chesapeake Energy Corporation	January 2022	70	580,680	5,400
130	Chevron Corporation	January 2022	115	1,525,550	52,390
100	Cisco Systems, Inc./Delaware	January 2022	60	633,700	34,900
100	Citigroup, Inc.	January 2022	60	603,900	16,900
200	Coca-Cola Company	January 2022	58	1,184,200	39,600
300	Conagra Brands, Inc.	January 2022	35	1,024,500	15,000
150	Dominion Energy, Inc.	January 2022	78	1,178,400	25,950
100	Duke Energy Corporation	January 2022	105	1,049,000	15,500
200	GlaxoSmithKline plc	January 2022	44	882,000	18,000
30	Hasbro, Inc.	January 2022	100	305,340	9,060
200	Healthpeak Properties, Inc.	January 2022	35	721,800	28,000
60	Huntington Ingalls Industries, Inc.	January 2022	190	1,120,440	16,500
50	International Business Machines Corporation	January 2022	130	668,300	25,600
45	Johnson & Johnson	January 2022	170	769,815	12,600
60	JPMorgan Chase & Company	January 2022	160	950,100	12,600
200	Kirkland Lake Gold Ltd.	January 2022	40	839,000	48,000
350	Kraft Heinz Company	January 2022	35	1,256,500	44,100
200	Marathon Petroleum Corporation	January 2022	63	1,279,800	48,000
50	Medtronic plc	January 2022	100	517,250	23,750
50	Merck & Company, Inc.	January 2022	76	383,200	10,250
200	Newell Brands, Inc.	January 2022	23	436,800	3,000
125	Pfizer, Inc.	January 2022	60	738,125	17,500
35	Procter & Gamble Company	January 2022	160	572,530	16,590
80	QUALCOMM, Inc.	January 2022	180	1,462,960	58,000
70	Rayonier, Inc.	January 2022	40	282,520	11,200
100	Raytheon Technologies Corporation	January 2022	82	860,600	44,250
100	Truist Financial Corporation	January 2022	55	585,500	39,500
80	Tyson Foods, Inc.	January 2022	85	697,280	22,400
30	United Parcel Service, Inc.	January 2022	210	643,020	20,250
100	US Bancorp	January 2022	58	561,700	6,500
70	Valero Energy Corporation	January 2022	68	525,770	52,500
200	Verizon Communications, Inc.	January 2022	54	1,039,200	2,000
80	Walmart, Inc.	January 2022	140	1,157,520	43,200
200	Weyerhaeuser Company	January 2022	41	823,600	20,000
50	Xcel Energy, Inc.	January 2022	65	338,500	16,000
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,061,878)				1,170,580

	TOTAL WRITTEN EQUITY OPTIONS (Proceeds - $1,061,878)				$ 1,170,580 (f)

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
Ltd	- Limited Company
OYJ	- Julkinen osakeyhtiö
plc	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of December 31, 2021.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	All or portion of the security is pledged as collateral.
(e)	Security is subject to written call options.
(f)	Amount subject to equity contracts risk exposure.